Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 HKD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 USD ($)	Oct. 22, 2024 HKD ($)	Oct. 22, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for expected credit losses	$ 491,148		$ 7,698,280		$ 3,166,472		$ 63,229			$ 991,063
Allowance for reversal provision of expected credit losses	(321,976)	$ (41,451)	4,917,798		878,966
Inventory impairment	20,716	2,667	267,847
Deferred offering costs			7,444,232					$ 10,800,000	$ 1,400,000
Salvage value of plant and equipment percentage	10.00%						10.00%
Impairment of long-lived assets (in Dollars)		$ 0		$ 0
Lease term	12 months						12 months
Contributions rate, percentage	5.00%	5.00%
Contributions of employee income	$ 30,000
Transportation costs and customs expense	13,937,275	$ 1,794,260	7,817,266		9,506,947
Research and development cost	$ 4,537,422	$ 584,139	$ 5,996,144		$ 709,448
Percentage of value added tax rates	17.00%	17.00%
Dilutive shares (in Shares) | shares
Percentage of after tax profits	10.00%	10.00%
Percentage of statutory reserve	50.00%	50.00%
Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Inventory impairment	$ 20,716	$ 2,667	$ 267,847
Other Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Transportation costs and customs expense	$ 5,354,798	$ 689,367	$ 3,898,116		$ 3,465,703
US [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1						1
HK [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.7677						7.7677